October 27, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard International Equity Index Funds (the Trust)
File No. 33-32548
485(a) Filing and Request for Acceleration of Effectiveness

Commissioners:

We respectfully submit the enclosed 71st Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this Post-Effective Amendment 71 is to register Institutional Plus Shares of Vanguard FTSE All World ex-US Index, European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds, each a series of the Trust. By separate letter dated October 27, 2010, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of December 13, 2010, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1955.

Sincerely,

Tara R. Buckley
Associate Counsel
The Vanguard Group, Inc.

cc:	Brion Thompson, Esquire
U.S.	Securities & Exchange Commission

Appendix A
461(a) Acceleration Request

October 27, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard International Equity Index Funds
File No. 33-32548
461(a) Request for Acceleration of Effectiveness

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard International Equity Index Funds (the Trust) and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 71st Post-Effective Amendment (PEA) of the Trust's registration statement on Form N-1A, be accelerated to December 13, 2010. We filed PEA 71 of the Trust's registration statement today, October 27, 2010.

We plan to file PEA 72 of the Trust's registration statement on or about December 13, 2010. PEA 72 will reflect our responses to the Commission staff's comments on PEA 71. PEAs 71 and 72 are being submitted in order to: (1) register Institutional Plus Shares of Vanguard FTSE All World ex-US Index, European Stock Index, Pacific Stock Index, and Emerging Markets Stock Index Funds, each a series of the Trust, and (2) effect a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Tara R. Buckley at (610) 669-1955.

Sincerely,

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
/s/ F. William McNabb by Heidi Stam
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Name: F. William McNabb III (Heidi Stam)*
Title: Chairman and Chief Executive Officer

VANGUARD MARKETING CORPORATION, Distributor
/s/ Michael Kimmel
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Name: Michael Kimmel
Title: Secretary
*Pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683.

cc: Brion Thompson, Esquire
U.S. Securities & Exchange Commission